Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
26 Long-term debt
end of	2022	2021
Long-term debt (CHF million)
Senior	140,572	141,402
Subordinated	14,567	24,103
Non-recourse liabilities from consolidated VIEs	2,096	1,391
Long-term debt	157,235	166,896
of which reported at fair value	58,721	68,722
of which structured notes	38,925	43,126
end of	2022	2021
Structured notes by product (CHF million)
Equity	21,437	28,681
Fixed income	14,407	11,678
Credit	2,815	2,363
Other	266	404
Total structured notes	38,925	43,126
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2023			2024				2025			2026			2027				Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			2,849			1,192				6,420			8,029			2,270				25,860	46,620
Variable rate			1,001			803				0			1,485			1,476				0	4,765
Interest rate (range in %) [1]	1.0	–	5.5	3.5	–	6.0		1.3	–	3.8	2.1	–	6.4	0.9	–	7.0		0.6	–	9.0	–
Subordinated debt
Fixed rate			3,496			2,464				1,504			1,153			2,221				1,270	12,108
Interest rates (range in %) [1]	3.9	–	7.5	3.5	–	6.3		3.0	–	7.3			6.4	5.3	–	9.8		4.5	–	5.1	–
Subtotal – Group parent company			7,346			4,459				7,924			10,667			5,967				27,130	63,493
Subsidiaries (CHF million)
Senior debt
Fixed rate			4,396			6,516				6,574			5,264			2,237				13,608	38,595
Variable rate			13,297			11,451				7,171			3,961			4,010				10,702	50,592
Interest rates (range in %) [1]	0.0	–	2.2	0.0	–	4.8		0.0	–	7.3	0.0	–	3.3	0.0	–	5.0		0.0	–	7.3	–
Subordinated debt
Fixed rate			2,201			21				15			37			14				171	2,459
Interest rates (range in %) [1]			6.5			6.9				5.9			6.4			5.8				8.5	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			804			0				219			0			0				0	1,023
Variable rate			110			9	[2]			127			0			41	[2]			786	1,073
Interest rates (range in %) [1]	2.3	–	6.6			–				1.9			–			–		0.0	–	10.4	–
Subtotal – Subsidiaries			20,808			17,997				14,106			9,262			6,302				25,267	93,742
Total long-term debt			28,154			22,456				22,030			19,929			12,269				52,397	157,235
of which structured notes			9,380			7,860				5,241			2,893			3,076				10,475	38,925
The maturity of perpetual debt was based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.8 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
The Group and the Bank maintain a shelf registration statement with the SEC, which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
The Group maintains three senior debt programs that allow the Group to issue senior debt securities with certain features that are designed to allow for statutory bail-in by the Swiss Financial Market Supervisory Authority FINMA (FINMA) under the Swiss banking laws and regulations.
The Bank maintains a euro medium-term note program that allows the Bank to issue senior debt securities.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows the Bank to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
25 Long-term debt
end of	2022	2021
Long-term debt (CHF million)
Senior	89,187	95,468
Subordinated	59,378	63,836
Non-recourse liabilities from consolidated VIEs	2,096	1,391
Long-term debt	150,661	160,695
of which reported at fair value	57,919	67,788
of which structured notes	38,925	43,126
end of	2022	2021
Structured notes by product (CHF million)
Equity	21,437	28,681
Fixed income	14,407	11,678
Credit	2,815	2,363
Other	266	404
Total structured notes	38,925	43,126
Long-term debt by maturities
end of			2023			2024				2025			2026			2027				Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			4,394			6,515				6,573			5,261			2,251				13,598	38,592
Variable rate			13,297			11,451				7,171			3,961			4,010				10,705	50,595
Interest rates (range in %) [1]	0.0	–	2.2	0.0	–	4.8		0.0	–	7.3	0.0	–	3.3	0.0	–	5.0		0.0	–	7.3	–
Subordinated debt
Fixed rate			7,458			2,834				6,060			5,948			5,472				8,727	36,499
Variable rate			2,026			3,196				3,168			58			1,536				12,895	22,879
Interest rates (range in %) [1]	1.0	–	8.0	3.5	–	6.9		2.6	–	7.3	0.9	–	6.4	1.0	–	9.8		0.7	–	8.5	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			804			0				219			0			0				0	1,023
Variable rate			110			9	[2]			127			0			41	[2]			786	1,073
Interest rates (range in %) [1]	2.3	–	6.6			–				1.9			–			–		0.0	–	10.4	–
Total long-term debt			28,089			24,005				23,318			15,228			13,310				46,711	150,661
of which structured notes			9,380			7,860				5,241			2,893			3,076				10,475	38,925
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.8 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
> Refer to “Note 26 – Long-term debt” in VI – Consolidated financial statements – Credit Suisse Group for further information.